Long-Term Debt - 5.69% Senior Secured Notes due 2027 (Details) - 2027 Senior Secured Notes [Member] $ in Thousands		6 Months Ended
	Jun. 16, 2022 USD ($)	Jun. 30, 2026 USD ($) Vessel	Dec. 31, 2025 USD ($)	Mar. 31, 2025 Vessel
Long-Term Debt [Abstract]
Stated interest rate	5.69%
Face amount | $	$ 350,000
Debt Instrument Interpolated Rate	2.84%
Margin on variable rate	2.85%
Maturity date	Jul. 15, 2027
Number of identified vessels owned by subsidiaries (in Vessel) | Vessel		20
Numbers of vessels released as collateral (in Vessel) | Vessel		4		3
Outstanding balance | $		$ 153,125	$ 179,375
Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Percentage of original principal balance of note payable	15.00%
Frequency of periodic payment		quarterly